Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GOVERNMENT EXCHANGE RESERVES
Prospectus Date	rr_ProspectusDate	Jul. 11, 2016
Supplement [Text Block]	aber_SupplementTextBlock	AB GOVERNMENT EXCHANGE RESERVES ("Government Exchange Reserves")

--------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectus and Summary Prospectus, as amended:

Prospectus                                 Date
-------------                                 ------

Government Exchange Reserves                    July 11, 2016

                              * * * * *

The third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

The footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB GOVERNMENT EXCHANGE RESERVES
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aber_SupplementTextBlock	AB GOVERNMENT EXCHANGE RESERVES ("Government Exchange Reserves")

--------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectus and Summary Prospectus, as amended:

Prospectus                                 Date
-------------                                 ------

Government Exchange Reserves                    July 11, 2016

                              * * * * *

The third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

The footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.